SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash									$ 30,146
Incurred net losses	$ 2,352,581	$ 1,035,981	$ 1,044,266	$ 580,459	$ 587,531	$ 575,001	$ 4,432,829	$ 1,742,990	3,712,047	$ 4,299,470
Cash, FDIC Insured Amount	250,000						250,000		250,000
Cash	18,731						18,731		30,146	431,374
Working capital deficit	1,497,605						1,497,605
Cash, Uninsured Amount	0						0
Convertible Notes Payable	405,305						405,305
Retained Earnings (Accumulated Deficit)	(36,438,438)						(36,438,438)		$ (31,600,305)	$ (27,888,258)
Accounting Standards Update 2020-06 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Retained Earnings (Accumulated Deficit)	$ 405,305						$ 405,305
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of shares outstanding, diluted							53,214,479		120,358,262